November 14, 1995

    Rule 24f-2 Notice for Gradison-McDonald Cash Reserves Trust 1933 Act Registration No. 2-55297


Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the registrant, Gradison-McDonald Cash Reserves Trust, hereby advises as follows:

1. The fiscal period for which this notice is filed is the fiscal period ended September 30, 1995.

2. The number of securities of the same class registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 which remained unsold at beginning of said year is none.

3. The number of securities registered during said fiscal period other than pursuant to Rule 24f-2 is 8,252,065 pursuant to Post Effective Amendment No. 37 effective March 6, l995.

4. The number of securities sold during said period is 5,412,404,275*.

5. The number of securities sold during said fiscal period in reliance upon registration pursuant to Rule 24f-2 is 5,412,404,275*.

                  Calculation of Filing Fee

                                                        Aggregate Sale
                               Number of Shares      (Redemption) Price
Shares of beneficial
interest, $.01 per share
par value, sold during
the fiscal year ended
September 30, 1995*               5,412,404,275         $5,412,404,275

Shares redeemed during
the fiscal year ended
September 30, 1995                5,244,837,425          5,244,837,425
                                 ______________          _____________
Net aggregate sales                 167,566,850            167,566,850

Less shares registered
other than pursuant
to Section 24(f)                     (8,252,065)            (8,252,065)
                                     __________             ___________
Unsold balance of
registered shares                   159,314,785             159,314,785
                                    ___________             ___________


Amount of filing fee at 1/5000
of net aggregate sales price                                 $31,862.96

* Calculation of filing fee does not include an aggregate of 55,329,396 shares issued as dividends.


GRADISON-MCDONALD CASH RESERVES TRUST

|S| Richard M. Wachterman

By:  Richard M. Wachterman
     Secretary